Average Annual Total Returns (All Cap Value Trust)	12 Months Ended
May 01, 2011
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.23%
Five Year	1.45%
Date of Inception	Apr. 30, 2001
Series I, All Cap Value Trust
Average Annual Total Returns
One Year	18.35%
Five Year	5.62%
Date of Inception	Apr. 30, 2001
Series II, All Cap Value Trust
Average Annual Total Returns
One Year	18.13%
Five Year	5.43%
Date of Inception	Jan. 28, 2002
Series NAV, All Cap Value Trust
Average Annual Total Returns
One Year	18.49%
Five Year	5.73%
Date of Inception	Feb. 28, 2005